Related party transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related party transactions
16.
Related party transactions

Related parties with whom the Company conducted business consist of the following:

Name of related party	Nature of Relationship
Jianping Kong	Principal shareholder, chairman and chief executive officer
Qifeng Sun	Principal shareholder and vice chairman
Yingying Jin	Family member of Jianping Kong
Hangzhou Weiditu Technology Co., Ltd.	Company controlled by Jianping Kong

During the year ended December 31, 2020, the Company borrowed RMB17,670,000 from Jianping Kong. During the year ended December 31, 2021, the Company repaid RMB19,270,000 to Jianping Kong. As of December 31, 2021 and 2022, the amounts due to Jianping Kong were nil.

During the year ended December 31, 2020, the Company borrowed RMB12,085,000 from Qifeng Sun. During the year ended December 31, 2021, the Company repaid RMB12,085,000 to Qifeng Sun. As of December 31, 2021 and 2022, the amounts due to Qifeng Sun were nil.

During the year ended December 31, 2020, the Company borrowed RMB500,000 from and repaid RMB890,000 to Yingying Jin. As of December 31, 2021 and 2022, the amounts due to Yingying Jin were nil.

During the year ended December 31, 2020, the Company lent RMB2,270,000 to and collected RMB1,560,000 from Hangzhou Weiditu Technology Co., Ltd. During the year ended December 31, 2021, the Company lent RMB100,000 to and collected RMB4,490,000 from Hangzhou Weiditu Technology Co., Ltd. As of December 31, 2021 and 2022, the amounts due from Hangzhou Weiditu Technology Co., Ltd. were nil.

During the year ended December 31, 2021, the Company purchased raw materials and services in amount of RMB328,411 from Hangzhou Weiditu Technology Co., Ltd., and made payment in amount of RMB5,045,392 to it. As of December 31, 2021 and 2022, the accounts payable to Hangzhou Weiditu Technology Co., Ltd. were nil.

The amounts due from related party and due to related parties are unsecured, non-interest bearing and due on demand.